COMMITMENTS AND CONTINGENCIES (Details)	Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2023	$ 36,750
2024	161,210
2025	356,000
2026	654,000
2027	930,000
Thereafter (through 2032)	7,200,000
Total	$ 9,337,960